STF Tactical Growth & Income ETF
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 99.2%	Shares	Value
Accommodation and Food Services - 1.0%
Marriott International, Inc. - Class A	955	$260,915
Starbucks Corp.	3,973	364,046
		624,961

Administrative, Support, Waste Management, and Remediation Services - 2.1%
Baker Hughes Co.	3,169	121,499
Booking Holdings, Inc.	111	642,606
PayPal Holdings, Inc. (a)	3,497	259,897
PDD Holdings, Inc. - ADR (a)	2,233	233,706
		1,257,708

Information - 28.1%(b)
Adobe, Inc. (a)	1,553	600,825
Airbnb, Inc. - Class A (a)	1,403	185,673
ANSYS, Inc. (a)	260	91,317
Autodesk, Inc. (a)	730	225,986
Automatic Data Processing, Inc.	1,410	434,844
Cadence Design Systems, Inc. (a)	926	285,347
Charter Communications, Inc. - Class A (a)	495	202,361
Comcast Corp. - Class A	13,391	477,925
CoStar Group, Inc. (a)	1,288	103,555
Crowdstrike Holdings, Inc. - Class A (a)	795	404,902
Datadog, Inc. - Class A (a)	991	133,121
Electronic Arts, Inc.	832	132,870
Intuit, Inc.	983	774,240
Meta Platforms, Inc. - Class A	3,159	2,331,626
Microsoft Corp.	10,647	5,295,924
MicroStrategy, Inc. - Class A (a)	807	326,214
Netflix, Inc. (a)	1,433	1,918,973
Palantir Technologies, Inc. - Class A (a)	7,782	1,060,842
Shopify, Inc. - Class A (a)	4,080	470,628
Synopsys, Inc. (a)	523	268,132
T-Mobile US, Inc.	4,055	966,144
Verisk Analytics, Inc.	442	137,683
Warner Bros Discovery, Inc. (a)	7,826	89,686
		16,918,818

Management of Companies and Enterprises - 0.1%
ARM Holdings PLC - ADR (a)	397	64,211

Manufacturing - 47.3%(b)
Advanced Micro Devices, Inc. (a)	5,510	781,869
Amgen, Inc.	1,875	523,519
Analog Devices, Inc.	1,725	410,584
Apple, Inc.	21,744	4,461,216
Applied Materials, Inc.	2,916	533,832
ASML Holding NV	294	235,609
AstraZeneca PLC - ADR	2,059	143,883
Axon Enterprise, Inc. (a)	239	197,878
Biogen, Inc. (a)	501	62,920
Broadcom, Inc.	11,232	3,096,101
Cintas Corp.	1,405	313,132
Cisco Systems, Inc.	14,044	974,373
Coca-Cola Europacific Partners PLC	1,472	136,484
Dexcom, Inc. (a)	1,372	119,762
Fortinet, Inc. (a)	2,692	284,598
GE HealthCare Technologies, Inc.	1,457	107,920
Gilead Sciences, Inc.	4,411	489,047
GLOBALFOUNDRIES, Inc. (a)	1,878	71,739
Honeywell International, Inc.	2,280	530,966
Intel Corp.	14,154	317,050
Intuitive Surgical, Inc. (a)	1,235	671,111
Keurig Dr Pepper, Inc.	4,769	157,663
KLA Corp.	455	407,562
Kraft Heinz Co.	3,807	98,297
Lam Research Corp.	4,564	444,260
Linde PLC	1,666	781,654
Microchip Technology, Inc.	1,847	129,973
Micron Technology, Inc.	3,839	473,157
Mondelez International, Inc. - Class A	4,672	315,080
Monster Beverage Corp. (a)	3,370	211,097
NVIDIA Corp.	35,850	5,663,941
NXP Semiconductors NV	883	192,927
ON Semiconductor Corp. (a)	1,480	77,567
PACCAR, Inc.	1,814	172,439
Palo Alto Networks, Inc. (a)	2,291	468,830
PepsiCo, Inc.	4,766	629,303
QUALCOMM, Inc.	3,908	622,388
Regeneron Pharmaceuticals, Inc.	359	188,475
Roper Technologies, Inc.	358	202,929
Tesla, Inc. (a)	5,488	1,743,318
Texas Instruments, Inc.	3,169	657,948
Vertex Pharmaceuticals, Inc. (a)	889	395,783
		28,498,184

Mining, Quarrying, and Oil and Gas Extraction - 0.2%
Diamondback Energy, Inc.	928	127,507

Professional, Scientific, and Technical Services - 7.7%
Alphabet, Inc. - Class A	8,451	1,489,320
Alphabet, Inc. - Class C	7,996	1,418,410
AppLovin Corp. - Class A (a)	994	347,980
Atlassian Corp. - Class A (a)	508	103,170
CDW Corp.	418	74,651
Cognizant Technology Solutions Corp. - Class A	1,581	123,365
IDEXX Laboratories, Inc. (a)	245	131,403
Marvell Technology, Inc.	3,015	233,361
Paychex, Inc.	1,244	180,952
Take-Two Interactive Software, Inc. (a)	546	132,596
Trade Desk, Inc. - Class A (a)	1,418	102,082
Workday, Inc. - Class A (a)	726	174,240
Zscaler, Inc. (a)	481	151,005
		4,662,535

Retail Trade - 10.1%
Amazon.com, Inc. (a)	15,175	3,329,243
Costco Wholesale Corp.	1,534	1,518,568
DoorDash, Inc. - Class A (a)	1,319	325,147
Lululemon Athletica, Inc. (a)	356	84,578
MercadoLibre, Inc. (a)	158	412,954
O'Reilly Automotive, Inc. (a)	3,000	270,390
Ross Stores, Inc.	1,065	135,873
		6,076,753

Transportation and Warehousing - 0.6%
CSX Corp.	6,764	220,709
Old Dominion Freight Line, Inc.	688	111,663
		332,372

Utilities - 1.4%
American Electric Power Co., Inc.	1,870	194,031
Constellation Energy Corp.	1,089	351,486
Exelon Corp.	3,540	153,707
Xcel Energy, Inc.	2,011	136,949
		836,173

Wholesale Trade - 0.6%
Copart, Inc. (a)	3,358	164,777
Fastenal Co.	3,990	167,580
		332,357
TOTAL COMMON STOCKS (Cost $48,808,978)		59,731,579

TOTAL INVESTMENTS - 99.2% (Cost $48,808,978)		59,731,579
Other Assets in Excess of Liabilities - 0.8%		451,904
TOTAL NET ASSETS - 100.0%		$60,183,483
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$59,731,579	$–	$–	$59,731,579
Total Investments	$59,731,579	$–	$–	$59,731,579

Refer to the Schedule of Investments for further disaggregation of investment categories.